Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Opening balance	$ 887,257,655	$ 887,257,655
Increase/ (Decrease)	0	0
Closing balance	887,257,655	887,257,655
Empresa Electrica de Colina Ltda. [Member] | Empresa Electrica de Colina Ltda. [Member]
Disclosure of information for cash-generating units [Line Items]
Opening balance	2,240,478	2,240,478
Increase/ (Decrease)	0	0
Closing balance	2,240,478	2,240,478
Compania Electrica Tarapaca S.A. [Member] | Enel Generacion Chile [Member]
Disclosure of information for cash-generating units [Line Items]
Opening balance	0	4,656,105
Increase/ (Decrease)	0	(4,656,105)
Closing balance	0	0
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure of information for cash-generating units [Line Items]
Opening balance	128,374,362	128,374,362
Increase/ (Decrease)	0	0
Closing balance	128,374,362	128,374,362
Enel Generación Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure of information for cash-generating units [Line Items]
Opening balance	731,782,459	731,782,459
Increase/ (Decrease)	0	0
Closing balance	731,782,459	731,782,459
GasAtacama Chile [Member] | Enel Generacion Chile [Member]
Disclosure of information for cash-generating units [Line Items]
Opening balance	24,860,356	20,204,251
Increase/ (Decrease)	0	4,656,105
Closing balance	$ 24,860,356	$ 24,860,356